UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-09973

                                         Excelsior Venture Investors III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

                                         Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

UST Advisors, Inc

225 High Ridge Road

                                                 Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Members is attached herewith.

EXCELSIOR

VENTURE INVESTORS III, LLC

SEMI-ANNUAL REPORT

April 30, 2008

Excelsior Venture Investors III, LLC

Excelsior Venture Investors III, LLC

Portfolio of Investments April 30, 2008 (Unaudited)

Units		Fair Value (Note 1)	% of Net Assets***
INVESTMENT PARTNERSHIP
187,409	Excelsior Venture Partners III, LLC	$38,247,126	98.70%

TOTAL INVESTMENTS		38,247,126	98.70%
OTHER ASSETS & LIABILITIES (NET)		502,350	1.30%

NET ASSETS		$38,749,476	100.00%

***	Based on Fair Value.

The accompanying notes are an integral part of these Financial Statements.

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Excelsior Venture Investors III, LLC

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)

ASSETS:
Investment in Excelsior Venture Partners III, LLC at fair value (Note 1)	$38,247,126
Cash and Cash Equivalents	600,061
Other assets	872

Total Assets	38,848,059

LIABILITIES:
Administration fees payable (Note 2)	19,167
Professional fees payable	54,717
Board of Managers’ fees payable (Note 2)	10,500
Custody fees payable	825
Management fees payable (Note 2)	179
Other accrued expenses payable	13,195

Total Liabilities	98,583

NET ASSETS	$38,749,476

NET ASSETS consists of (Note 1):
Members’ Capital*	$46,316,384
Accumulated unrealized (depreciation) on investments	(7,566,908)

Total Net Assets:	$38,749,476

Units of Membership Interests Outstanding (no par value, 400,000 authorized)	189,809
NET ASSET VALUE PER UNIT	$204.15

*	Members’ Capital includes the accumulated net investment (loss), accumulated realized losses, contributions from and distributions to Members.

The accompanying notes are an integral part of these Financial Statements.

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Excelsior Venture Investors III, LLC

Statement of Operations

For the six months ended April 30, 2008 (Unaudited)

NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO (Note 1):
Interest income	$122,542
Dividend income	11,320
Expenses	(421,297)

Net Investment (Loss) Allocated From Portfolio	(287,435)

FUND INVESTMENT INCOME:
Interest income	5,695

Total Fund Investment Income	5,695

FUND EXPENSES:
Administration fees (Note 2)	57,500
Professional fees	39,690
Printing fees	15,249
Directors’ fees (Note 2)	8,500
Custody fees	3,429
Management fees (Note 2)	178
Miscellaneous expenses	8,701

Total Fund Expenses	133,247

NET INVESTMENT (LOSS)	(414,987)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO (Note 1):
Net realized (loss) on investments	(1,690,983)
Net change in unrealized (depreciation) on investments	(3,169,637)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO	(4,860,620)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,275,607)

The accompanying notes are an integral part of these Financial Statements.

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Excelsior Venture Investors III, LLC

Statements of Changes in Net Assets

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007 (Audited)

OPERATIONS:
Net investment (loss)	$(414,987)	$(640,112)
Net realized (loss) on investments	(1,690,983)	(15,148,868)
Net change in unrealized (depreciation)/appreciation on investments	(3,169,637)	18,742,721

Net (decrease)/increase in net assets resulting from operations	(5,275,607)	2,953,741

DISTRIBUTION:
Distribution to unit holders	(2,182,803)	(4,745,225)

Net (decrease) in net assets	(7,458,410)	(1,791,484)

NET ASSETS:
Beginning of period	46,207,886	47,999,370

End of period	$38,749,476	$46,207,886

The accompanying notes are an integral part of these Financial Statements.

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Excelsior Venture Investors III, LLC

Statement of Cash Flows

For the six months ended April 30, 2008 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (decrease) in net assets resulting from operations	$(5,275,607)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities:
Net investment loss allocated from Excelsior Venture Partners III, LLC	287,435
Net realized loss on investment allocated from Excelsior Venture Partners III, LLC	1,690,983
Net change in unrealized depreciation on investments allocated from Excelsior Venture Partners III, LLC	3,169,637
Proceeds from investment in Excelsior Venture Partners III, LLC	2,530,022
Proceeds from short-term investments maturing, net	399,951
(Increase) in other assets	(867)
Increase in Board of Managers’ fees payable	500
(Decrease) in management fees payable	(75)
(Decrease) in administration fees payable	(9,583)
(Decrease) in professional fees payable	(12,605)
(Decrease) in custody fees payable	(4,231)
Increase in other accrued expenses payable	4,457

Net cash provided by operating activities	2,780,017

CASH FLOWS FOR FINANCING ACTIVITIES
Distribution:
Distribution to unit holders declared and paid	(2,182,803)

Net cash (used in) financing activities	(2,182,803)

Net increase in cash	597,214
Cash and cash equivalents at beginning of period	2,847

Cash and cash equivalents at end of period	$600,061

The accompanying notes are an integral part of these Financial Statements.

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Excelsior Venture Investors III, LLC

Financial Highlights — Selected Per Unit Data and Ratios

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007 (Audited)	2006 (Audited)	2005 (Audited)	2004 (Audited)
Per Unit Operating Performance: (1) NET ASSET VALUE, BEGINNING OF PERIOD	$243.44	$252.88	$313.54	$389.15	$411.43

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment (loss)	(2.18)	(3.37)	(3.31)	(5.34)	(8.71)
Net realized and unrealized gain/(loss) on investments	(25.61)	18.93	(57.35)	(35.27)	(13.57)

Net increase/(decrease) in net assets resulting from operations	(27.79)	15.56	(60.66)	(40.61)	(22.28)

DISTRIBUTION TO UNIT HOLDERS:	(11.50)	(25.00)	—	(35.00)	—

NET ASSET VALUE, END OF PERIOD	$204.15	$243.44	$252.88	$313.54	$389.15

TOTAL NET ASSET VALUE RETURN (6)	(11.42)%	7.15%	(19.35)%	(11.43)%	(5.42)%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$38,749	$46,208	$47,999	$59,513	$78,863
Ratios to Average Net Assets: (3), (4), (5)
Gross Expenses	2.43%	2.48%	2.61%	2.73%	2.73%
Net Expenses	2.43%	2.48%	2.61%	2.73%	2.60	%(2)
Net Investment (loss)	(1.82)%	(1.43)%	(1.15)%	(1.49)%	(2.15)%
Portfolio Turnover Rate	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Net of reimbursement from affiliate of $99,797 or $0.53 per share see Note 3.
(3)	Calculations excludes distribution from Excelsior Venture Partners III, LLC.
(4)	Ratios include income and expenses from both Excelsior Venture Partners III, LLC (the “Portfolio”) and the Fund. Income and expense ratios do not reflect the Portfolio’s proportionate share of net investment income/ (loss) and expenses, including any performance-based fees, of the Private Investment Funds. The Private Investment Fund expense ratios have been obtained from audited financials for the period ended December 31, 2007 but are unaudited information in these Financial Statements. The Private Investment Funds expense ratios excluding incentive carried interest, incentive carried interest and expenses plus incentive carried interest range from 0.34% to 3.14%, 1.46% to 4.31% and 2.34% to 7.45%, respectively. The Private Investment Funds management fees range from 2.00% to 2.50% on committed capital during the initial investment period and typically decrease over time as the Private Investment Funds seek to exit investments. The Private Investment Funds incentive fees range from 20% to 25% of profit generated by the Private Investment Funds.
(5)	Ratios are annualized for period less than one year.
(6)	Ratio is not annualized for a period less than one year.

The accompanying notes are an integral part of these Financial Statements.

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EXCELSIOR VENTURE INVESTORS III, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

April 30, 2008

Note 1 — Significant Accounting Policies

Excelsior Venture Investors III, LLC (the “Company” or “Fund”) is a non-diversified, closed-end management investment company which has registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. The Fund sold 189,809 units via a public offering which closed on May 11, 2001.

The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the “Portfolio”), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company or “BDC” under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

Costs incurred in connection with the initial offering of units of the Fund during the period ended October 31, 2001 totaled $263,899. Each member’s pro rata share of these costs was deducted from his, her or its initial capital contribution.

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The performance of the Fund is directly affected by the performance of the Portfolio, and the accounting policies of the Portfolio (such as valuation of investments of the Portfolio) will affect the Fund. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

A.  Cash and Cash Equivalents:

Cash and cash equivalents consist of deposits with banks and highly liquid investments with original maturities of 90 days or less.

B.  Investment Valuation:

The valuation of the Fund’s assets is dependent on the valuation of the Portfolio’s investment securities. The Fund invests substantially all of its assets in the Portfolio, the Fund’s net asset value will reflect the fair value of its interest in the Portfolio, which, in turn reflects the underlying value of the Portfolio’s assets and liabilities. As of April 30, 2008, the value of the Fund’s investment in the Portfolio was $38,247,126 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are included at the end of this report.

The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers’ (the “Board” or “Board of Managers”) view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of

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10% to 40% from the public market price may be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers or both under the supervision of the Board of Managers, pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon factors affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser (as defined below) or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

The Fund’s interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro-rata to its members. However, the Portfolio expects to make periodic pro-rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro-rata to the members of the Fund.

C.  Security transactions and investment income:

The Fund includes and identifies its proportionate share of the Portfolio’s income, expense and net realized and unrealized gain/(loss) in the Statement of Operations.

The net unrealized (loss) on investments which is included in the “Net Assets consist of” section of the Statement of Assets and Liabilities reflects the Fund’s allocated share of the Portfolio’s unrealized (loss) on investments and the unrealized (loss) of the Fund’s other investments. As of April 30, 2008, the cumulative unrealized (loss) on the Fund’s investment in the Portfolio is ($ 7,566,908). All other components of income are included in the Fund’s Members’ Capital.

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Fund interest income, adjusted for amortization of premiums and accretion of discounts on fixed income investments, is earned from settlement date and is recorded on the accrual basis. Fund dividend income is recorded on the ex-dividend date. The Fund accrues its own expenses.

D.  Income Taxes:

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

8

The cost of the Fund’s investment in the Portfolio for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 by the Portfolio. As of April 30, 2008, the Fund has not received information to determine the federal tax cost of the Portfolio as of April 30, 2008. At December 31, 2007, the Fund’s cost basis in the Portfolio for federal tax purposes was $47,055,659. At April 30, 2008, the Fund’s estimated cost basis in the Portfolio for federal tax purposes was $44,525,638. Based on the April 30, 2008 value of the Fund’s investment in the Portfolio, this results in an unrealized (loss) for federal tax purposes of ($6,278,512).

Note 2 — Investment Advisory Fee and Related Party Transactions

UST Advisers, Inc. (“USTA” or the “Investment Adviser”) which has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905, is a Delaware corporation and registered investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of, and controlled by, Bank of America Corporation (“Bank of America”), a bank holding and financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255.

Prior to July 1, 2007, the Investment Adviser was an indirect subsidiary of U.S. Trust Corporation (“U.S. Trust Corp.”), a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

Prior to December 16, 2005, U.S. Trust Company, N.A. (“UST-NA”), on behalf of its Asset Management Division, served as the investment adviser to the Fund (the “former Investment Adviser”) pursuant to an Investment Advisory Agreement (the “Agreement”). Effective December 16, 2005, USTA assumed the duties of UST-NA.

The former Investment Adviser was responsible for investing assets not invested in the Portfolio. In return for its services and expenses the Fund paid the former Investment Adviser an advisory fee equal to an annual rate equal to 0.1% of the Fund’s average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro-rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio’s final subscription closing date on May 11, 2001, the Portfolio will pay the former Investment Adviser and the Investment Adviser a management fee at an annual rate equal to 2.00% of the Portfolio’s average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. As of April 30, 2008, $179 was payable to the Investment Adviser.

In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio’s Direct Investments. The Incentive Carried Interest is an amount equal to 20% of the excess, if any, of the Portfolio’s cumulative realized capital gains on Direct Investments, over the sum of (a) cumulative realized capital losses on investments of any type (b) cumulative gross unrealized capital depreciation on investments of any type and (c) cumulative net expenses. Direct Investments means the Portfolio’s investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. As of April 30, 2008, there was no Incentive Carried Interest earned by the Investment Adviser.

Prior to March 31, 2006, USTA was a wholly-owned subsidiary of UST-NA and UST-NA and United States Trust Company of New York (“U.S. Trust NY”) were wholly-owned subsidiaries of U.S. Trust Corp. Effective March 31, 2006, U.S. Trust NY converted into a national bank named United States Trust Company, National Association (“U.S. Trust”), and UST-NA merged into U.S. Trust. U.S. Trust was the surviving entity and remained a wholly-owned subsidiary of U.S. Trust Corp.

9

On July 1, 2007, U.S. Trust and its subsidiaries, including USTA, were acquired by Bank of America (the “Sale”). USTA continued to serve as the Investment Adviser to the Company after the Sale pursuant to a new investment advisory agreement with the Company (the “New Advisory Agreement”) that was approved at a special meeting of the Company members held on March 15, 2007. The New Advisory Agreement is identical in all material respects except for the term and the date of effectiveness to the Agreement.

On February 22, 2008, U.S. Trust merged into Bank of America, N.A. (“BANA”), an indirect wholly-owned subsidiary of Bank of America.

On March 11, 2008, the Company’s Board of Managers approved a transfer of USTA’s right and obligations in the New Advisory Agreement between the Company and USTA, dated July 1, 2007, to Bank of America Capital Advisors, LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America, which is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Transfer”). This change is a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corp. in July 2007. The Transfer of the New Advisory Agreement from USTA to BACA did not change (i) the way the Company is managed, including the level of services provided, (ii) the team of investment professionals providing services to the Company, or (iii) the management and incentive fees the Company pays. The Transfer became effective May 29, 2008.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. (“PFPC”), an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund’s custodian, and PFPC serves as transfer agent. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $10,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $36,667 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to eliminate members from paying duplicative expenses, assets of the Fund which are invested in the Portfolio are excluded from the Fund’s asset based fee.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, served as the Fund’s distributor for the offering of units. The former Investment Adviser paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. The Investment Adviser or an affiliate pays the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

Each member of the Board of Managers receives $750 annually and $500 per Board meeting and is reimbursed for expenses incurred for attending meetings. For each audit committee meeting attended Board members will receive $500. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Fund, receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

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Note 3 — Investments in Excelsior Venture Partners III, LLC

As of April 30, 2008, the Fund has committed $94.5 million to the Portfolio of which $1.7 million remains unfunded. Please also find at the end of this report a quarterly report for Excelsior Venture Partners III, LLC. The Fund’s interest in the following issuers through direct investment and its investment in the Portfolio represented 5% or more of the total net assets:

Portfolio Investments	Fair Value	Percentage of Fund’s Net Assets
Genoptix, Inc., Common Stock	$9,435,998	24.35%
Ethertronics, Inc., Preferred Series B and C	5,838,517	15.07%
Archemix Corporation, Preferred Series A and B	2,142,560	5.53%

	$17,417,075	44.95%

Note 4 — Pending Litigation

The former Investment Adviser, certain of its affiliates, including U.S. Trust, and others were named in four fund shareholder class action lawsuits and two derivative actions which allege that the former Investment Adviser, certain of its affiliates and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the former Investment Adviser. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class action and derivative lawsuits. Several affiliates of the former Investment Adviser and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, BANA believes that the likelihood is remote that the pending litigation will materially affect the Investment Adviser’s ability to provide investment management services to the Fund. Neither the Investment Adviser nor the Fund is a party to the lawsuits described above.

Note 5 — Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 — New Accounting Pronouncement

Effective November 1, 2007, the Company adopted the Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the

11

current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company’s financial statements. There are neither tax liabilities nor deferred tax assets relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. The statute of limitations on the Company’s U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statute of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

FASB issued Statement No. 157 in September 2006, “Fair Value Measurements,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”) and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

FASB issued Statement No. 159 (“SFAS 159”) in February 2007, “The Fair Value Option for Financial Assets and Financial Liabilities,” which is effective for financial statements issued for fiscal year beginning after November 15, 2007. SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value, with changes in fair value recognized in earnings. The Company is reviewing the statement and its impact on the financial statements.

Note 7 — Subsequent Events

The Transfer of the New Advisory Agreement became effective on May 29, 2008.

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Supplemental Information

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding proxy votes cast by the Fund (if any), is available without charge, upon request, by calling the Fund at 203-352-4497 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Beginning with the Fund’s fiscal quarter ended July 31, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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EXCELSIOR

VENTURE PARTNERS III, LLC

SEMI-ANNUAL REPORT

April 30, 2008

Excelsior Venture Partners III, LLC

Excelsior Venture Partners III, LLC

Portfolio of Investments April 30, 2008 (Unaudited)

Principal Amount/Shares		Acquisition Date##	Cost	Fair Value (Note 1)	% of Net Assets***
PUBLIC COMPANIES #
Common Stocks
Life Sciences **
571,954	Genoptix, Inc. (GXDX)	07/03-05/05	$2,237,392	$14,863,753	24.68%

	TOTAL COMMON STOCK — PUBLIC COMPANIES		2,237,392	14,863,753	24.68%

PRIVATE COMPANIES **
Common Stocks #
Optical @
6,025,312	OpVista, Inc.	06/06-12/07	13,649,206	—	0.00%

	TOTAL COMMON STOCK — PRIVATE COMPANIES		13,649,206	—	0.00%

Preferred Stocks #
Enterprise Software @
8,940,298	LogicLibrary, Inc., Series A	01/02-11/07	4,087,685	—	0.00%
3,080,464	LogicLibrary, Inc., Series A-1	08/03-05/04	1,408,450	—	0.00%

			5,496,135	—	0.00%

Life Sciences
1,999,999	Archemix Corporation, Series A	08/02-11/03	1,999,999	2,499,999	4.15%
700,000	Archemix Corporation, Series B	03/04-12/05	700,000	875,000	1.45%

			2,699,999	3,374,999	5.60%

Medical Technology @
4,166,667	Tensys Medical, Inc., Series C	03/02	5,000,000	—	0.00%
1,187,500	Tensys Medical, Inc., Series D	05/04	1,425,000	—	0.00%
318,845	Tensys Medical, Inc., Series E	07/06-12/07	382,623	—	0.00%

			6,807,623	—	0.00%

Optical @
1,088,532	OpVista, Inc., Series AA	06/06-01/07	966,605	551,817	0.92%
83,001	OpVista, Inc., Series BB	03/07-04/07	94,426	44,075	0.07%
3,418,748	OpVista, Inc., Series CC	12/07	683,075	1,025,624	1.70%

			1,744,106	1,621,516	2.69%

Wireless @
4,433,333	Ethertronics, Inc. Series B	06/01-05/04	6,650,000	6,650,000	11.04%
1,697,957	Ethertronics, Inc. Series C	05/05-04/07	2,546,936	2,546,936	4.23%

			9,196,936	9,196,936	15.27%

	TOTAL PREFERRED STOCKS — PRIVATE COMPANIES		25,944,799	14,193,451	23.56%

Warrants #, @
Wireless
271,247	Ethertronics, Inc. Series C (expiration date 01/09)	05/05-07/06	—	—	0.00%

Optical
675,313	OpVista, Inc., Series CC (expiration date 10/12)		675	675	0.00%

	TOTAL WARRANTS		675	675	0.00%

	TOTAL — PRIVATE COMPANIES		39,594,680	14,194,126	23.56%

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments April 30, 2008 (Unaudited) — (continued)

Percent Owned		Acquisition Date##	Cost	Fair Value (Note 1)	% of Net Assets***
PRIVATE INVESTMENT FUNDS **, #
0.39%	Advanced Technology Ventures VII, L.P.	08/01-01/08	$1,785,404	$2,022,102	3.36%
1.58%	Burrill Life Sciences Capital Fund	12/02-12/07	1,963,009	1,540,147	2.56%
1.35%	CHL Medical Partners II, L.P.	01/02-03/08	1,541,857	1,551,292	2.57%
1.04%	CMEA Ventures VI, L.P.	12/03-02/08	1,863,017	2,811,152	4.67%
0.36%	Morgenthaler Partners VII, L.P.	07/01-10/07	1,733,167	1,706,739	2.83%
0.58%	Prospect Venture Partners II, L.P.	06/01-03/08	1,414,275	1,766,782	2.93%
0.98%	Sevin Rosen Fund IX, L.P.	10/04-04/08	1,416,609	1,551,116	2.57%
2.36%	Tallwood II, L.P.	12/02-02/08	2,590,443	1,939,899	3.22%
1.70%	Valhalla Partners, L.P.	10/03-03/08	1,937,501	2,210,717	3.67%

	TOTAL PRIVATE INVESTMENT FUNDS		16,245,282	17,099,946	28.38%

Shares
INVESTMENT COMPANIES
984,128	Dreyfus Government Cash Management Fund Institutional Shares		984,128	984,128	1.63%

TOTAL INVESTMENTS			59,061,482	47,141,953	78.25%

OTHER ASSETS & LIABILITIES (NET)				13,105,602	21.75%

NET ASSETS				$60,247,555	100.00%

**	Restricted as to public resale and illiquid securities. Total cost of restricted and illiquid securities at April 30, 2008 was $58,077,354. Total fair value of restricted and illiquid securities owned at April 30, 2008 was $46,157,825 or 76.62% of net assets.
#	Non-income producing securities.
@	At April 30, 2008, the Company owned 5% or more of the company’s outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940, as amended, (the “Investment Company Act”). Total fair value of affiliated securities owned at April 30, 2008 (including investments in controlled affiliates) was $10,819,127 or 17.96% of Net Assets.
##	Disclosure is required for restricted securities only.
***	Based on Fair Value.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments October 31, 2007 (Audited)

Principal Amount/Shares		Acquisition Date##	Cost	Fair Value (Note 1)	% of Net Assets***
MONEY MARKET INSTRUMENTS
10,385,000	Federal Home Loan Bank Discount Note 4.40%, 11/01/07		$10,383,731	$10,383,731	14.35%

PUBLIC COMPANIES #
Common Stocks
Wireless
5,338	Citrix Systems, Inc. (CTXS)		226,011	229,481	0.32%

Capital Equipment
12,059	Acme Packet, Inc. (APKT)		160,803	173,168	0.24%

Life Sciences **
714,870	Genoptix, Inc. (GXDX)	07/03-05/05	3,124,453	10,594,373	14.64%

	TOTAL — PUBLIC COMPANIES COMMON STOCK		3,511,267	10,997,022	15.20%

PRIVATE COMPANIES **
Common Stocks #
Capital Equipment @
157,396	MIDAS Vision Systems, Inc.	03/03	4,000,000	—	0.00%

Optical @
1,079,541	OpVista, Inc.	06/06	9,184,030	1,184,567	1.64%

	TOTAL COMMON STOCKS — PRIVATE COMPANIES		13,184,030	1,184,567	1.64%

Preferred Stocks #
Capital Equipment @
933,593	MIDAS Vision Systems, Inc., Series A-1	03/03	1,054,960	—	0.00%

Enterprise Software @
8,751,782	LogicLibrary, Inc., Series A	01/02-09/07	4,001,492	4,001,492	5.53%
3,080,464	LogicLibrary, Inc., Series A-1	08/03-05/04	1,408,450	1,408,450	1.95%

			5,409,942	5,409,942	7.48%

Life Sciences
1,999,999	Archemix Corporation, Series A	08/02-11/03	1,999,999	2,999,999	4.15%
700,000	Archemix Corporation, Series B	03/04-12/05	700,000	1,050,001	1.45%

			2,699,999	4,050,000	5.60%

Medical Technology @
4,166,667	Tensys Medical, Inc., Series C	03/02	5,000,000	534,026	0.74%
1,187,500	Tensys Medical, Inc., Series D	05/04	1,425,000	152,197	0.21%
96,629	Tensys Medical, Inc., Series E	07/06-04/07	115,954	347,865	0.48%

			6,540,954	1,034,088	1.43%

Optical @
5,683,906	OpVista, Inc., Series AA	06/06-01/07	5,034,407	6,236,892	8.62%
433,400	OpVista, Inc., Series BB	03/07-04/07	491,800	491,800	0.68%

			5,526,207	6,728,692	9.30%

Wireless @
4,433,333	Ethertronics, Inc. Series B	06/01-05/04	6,650,000	6,650,000	9.19%
1,697,957	Ethertronics, Inc. Series C	05/05-04/07	2,546,936	2,546,937	3.52%

			9,196,936	9,196,937	12.71%

	TOTAL PREFERRED STOCKS		30,428,998	26,419,659	36.52%

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments October 31, 2007 (Audited) — (continued)

Principal Amount/Shares		Acquisition Date##	Cost	Fair Value (Note 1)	% of Net Assets***
PRIVATE COMPANIES ** — (continued)
Notes @
Optical
237,321	NanoOpto Corp, 10% Bridge Note, in default	03/07	$237,321	$160,000	0.22%

Optical @
675,989	OpVista, Inc., 8% Bridge Note, April 2008, #	10/07	675,989	1,351,978	1.87%

	TOTAL NOTES		913,310	1,511,978	2.09%

Warrants #, @
Wireless
271,247	Ethertronics, Inc. Series C (expiration date 01/09)	05/05-07/06	—	—	0.00%

Optical @
675,313	OpVista, Inc., Series CC (expiration date 10/12)		—	—	0.00%

	TOTAL WARRANTS		—	—	0.00%

	TOTAL — PRIVATE COMPANIES		44,526,338	29,116,204	40.25%

Percent Owned
PRIVATE INVESTMENT FUNDS **, #
0.39%	Advanced Technology Ventures VII, L.P.	08/01-09/07	1,650,405	1,986,022	2.75%
1.58%	Burrill Life Sciences Capital Fund	12/02-10/07	1,920,303	1,722,901	2.38%
1.35%	CHL Medical Partners II, L.P.	01/02-10/07	1,326,857	1,432,494	1.98%
1.04%	CMEA Ventures VI, L.P.	12/03-06/07	1,563,017	2,114,538	2.92%
0.36%	Morgenthaler Partners VII, L.P.	07/01-10/07	1,749,476	1,697,580	2.35%
0.58%	Prospect Venture Partners II, L.P.	06/01-05/07	1,561,766	2,194,662	3.03%
0.98%	Sevin Rosen Fund IX, L.P.	10/04-08/07	1,528,989	1,734,616	2.40%
2.36%	Tallwood II, L.P.	12/02-08/07	2,290,443	1,683,388	2.33%
1.70%	Valhalla Partners, L.P.	10/03-07/07	1,967,875	1,990,649	2.75%

	TOTAL PRIVATE INVESTMENT FUNDS		15,559,131	16,556,850	22.89%

Shares
INVESTMENT COMPANIES
984,128	Dreyfus Government Cash Management Fund Institutional Shares		984,128	984,128	1.36%

TOTAL INVESTMENTS			74,964,595	68,037,935	94.05%

OTHER ASSETS & LIABILITIES (NET)				4,304,264	5.95%

NET ASSETS				$72,342,199	100.00%

**	Restricted as to public resale and illiquid securities. Total cost of restricted and illiquid securities at October 31, 2007 was $63,209,922. Total fair value of restricted and illiquid securities owned at October 31, 2007 was $56,267,427 or 77.78% of net assets.
#	Non-income producing securities.
@	At October 31, 2007, the Company owned 5% or more of the company’s outstanding shares thereby making the company an affiliate as defined by the Investment Company Act. Total fair value of affiliated securities owned at October 31, 2007 (including investments in controlled affiliates) was $25,066,204 or 34.64% of Net Assets.
##	Disclosure is required for restricted securities only.
***	Based on Fair Value.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statements of Assets and Liabilities

	April 30, 2008 (Unaudited)	October 31, 2007 (Audited)

ASSETS:
Unaffiliated Issuers at fair value (Cost $22,166,801 and $33,138,256 respectively)	$36,322,826	$42,971,731
Non-Controlled Affiliated Issuers at fair value (Cost $36,894,681 and $41,826,339 respectively)	10,819,127	25,066,204

Investments, at fair value (Cost $59,061,482 and $74,964,595 respectively) (Note 2)	47,141,953	68,037,935

Cash and Cash Equivalents (Note 2)	10,302,294	26,240
Restricted cash (Note 2)	3,180,966	2,672,393
Receivables from sale of investments	—	2,275,482
Interest receivable	20,982	4,019
Prepaid insurance	12,601	—
Other assets	1,945	1,945

Total Assets	60,660,741	73,018,014

LIABILITIES:
Management fees payable (Note 3)	148,923	182,802
Professional fees payable	104,126	153,475
Deferred income (Note 2)	86,269	258,809
Administration fees payable (Note 3)	19,167	28,750
Board of Managers’ fees payable (Note 3)	37,500	19,500
Custody fees payable (Note 3)	4,506	17,002
Other payables	12,695	15,477

Total Liabilities	413,186	675,815

NET ASSETS	$60,247,555	$72,342,199

NET ASSETS consist of:
Members’ Capital (1)	$72,167,084	$79,268,859
Accumulated unrealized (depreciation) on investments	(11,919,529)	(6,926,660)

Total Net Assets	$60,247,555	$72,342,199

Units of Membership Interest Outstanding (Unlimited Number of no par value units authorized)	295,210	295,210
NET ASSET VALUE PER UNIT	$204.08	$245.05

(1)	Members’ Capital includes the accumulated net investment (loss), accumulated realized losses, contributions from and distributions to Members.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statements of Operations (Unaudited)

	Six Months Ended April 30,
	2008	2007

INVESTMENT INCOME:
Interest income from unaffiliated investments (1)	$183,513	$365,742
Interest income from affiliated investments	9,518	(12,259)
Dividend income from unaffiliated investments	17,831	26,595

Total Investment Income	210,862	380,078

EXPENSES:
Management Investment Adviser fees (Note 3)	337,795	348,046
Professional fees	172,888	191,606
Administration fees (Note 3)	57,500	75,833
Board of Managers’ fees (Note 3)	46,000	44,000
Custodian fees (Note 3)	14,633	15,000
Insurance expense	12,464	15,554
Miscellaneous expenses	22,355	15,000

Total Expenses	663,635	705,039

NET INVESTMENT (LOSS)	(452,773)	(324,961)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized (loss) on affiliated investments	(5,026,357)	(9,461)
Net realized gain/(loss) on unaffiliated investments	2,362,690	(4,100,132)
Net change in unrealized (depreciation)/appreciation on investments	(4,992,869)	3,741,560

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS	(7,656,536)	(368,033)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,109,309)	$(692,994)

(1)	Includes interest from short-term investments.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statements of Operations (Unaudited)

	Three Months Ended April 30,
	2008	2007

INVESTMENT INCOME:
Interest income from unaffiliated investments (1)	$68,066	$196,940
Interest income from affiliated investments	71	(45,171)
Dividend income from unaffiliated investments	7,358	13,160

Total Investment Income	75,495	164,929

EXPENSES:
Management Investment Adviser fees (Note 3)	148,922	162,403
Professional fees	89,282	79,460
Administration fees (Note 3)	28,750	37,916
Board of Managers’ fees (Note 3)	24,000	22,000
Custodian fees (Note 3)	7,133	7,500
Insurance expense	6,164	7,648
Miscellaneous expenses	13,421	7,500

Total Expenses	317,672	324,427

NET INVESTMENT (LOSS)	(242,177)	(159,498)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized (loss)/gain on affiliated investments	(21,269)	3,292,793
Net realized gain/(loss) on unaffiliated investments	2,568,570	(686)
Net change in unrealized (depreciation) on investments	(13,021,833)	(1,915,488)

NET REALIZED AND UNREALIZED (LOSS)/GAIN ON INVESTMENTS	(10,474,532)	1,376,619

NET (DECREASE)/INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,716,709)	$1,217,121

(1)	Includes interest from short-term investments.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended April 30,
	2008	2007

OPERATIONS:
Net investment (loss)	$(452,773)	$(324,961)
Net realized (loss) on investments	(2,663,667)	(4,109,593)
Net change in unrealized (depreciation)/appreciation on investments	(4,992,869)	3,741,560

Net (decrease) in net assets resulting from operations	(8,109,309)	(692,994)

DISTRIBUTION TO MEMBERS:
Distribution to Members	(3,985,335)	(8,265,880)

Total Distributions	(3,985,335)	(8,265,880)

Net (decrease) in net assets	(12,094,644)	(8,958,874)

NET ASSETS:
Beginning of period	72,342,199	75,562,092

End of period	$60,247,555	$66,603,218

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statements of Cash Flows (Unaudited)

	Six Months Ended April 30,
	2008	2007

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (decrease) in net assets resulting from operations	$(8,109,309)	$(692,994)
Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by operating activities:
Net change in unrealized depreciation/(appreciation) on investments	4,992,869	(3,741,560)
Purchase of investments	(1,905,199)	(4,508,490)
Proceeds received from the sale of investments and distributions received from private investment funds	4,760,914	14,577,254
Net realized loss on investments	2,663,667	4,109,593
Proceeds from short-term investments maturing, net	10,383,731	3,276,123
(Increase) in restricted cash	(508,573)	—
Decrease/(increase) in receivables from sale of investments	2,275,482	(4,604,587)
(Increase)/decrease in interest receivable	(16,963)	12,186
(Increase) in prepaid insurance	(12,601)	(15,365)
(Decrease) in deferred income	(172,540)	—
(Decrease) in management fee payable	(33,879)	(28,056)
(Decrease) in professional fee payable	(49,349)	(10,735)
Increase in Board of Managers’ fees payable	18,000	22,000
(Decrease) in administration fees payable	(9,583)	23,678
(Decrease)/increase in custody fees payable	(12,496)	—
(Decrease)/increase in other payables	(2,782)	8,970

Net cash provided by operating activities	14,261,389	8,428,017

CASH FLOWS FOR FINANCING ACTIVITIES
Cash distributions to Members	(3,985,335)	(8,265,880)

Net cash (used in) financing activities	(3,985,335)	(8,265,880)

Net increase in cash	10,276,054	162,137
Cash and cash equivalents at beginning of period	26,240	2,934

Cash and cash equivalents at end of period	$10,302,294	$165,071

SUPPLEMENTAL INFORMATION
Non-cash distributions received from private investment funds	$563,864	$—

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Financial Highlights (Unaudited)

	Six Months Ended April 30,
	2008	2007
Per Unit Operating Performance: (1) NET ASSET VALUE, BEGINNING OF PERIOD	$245.05	$255.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)	(1.53)	(1.10)
Net realized and unrealized (loss) on investment transactions	(25.94)	(1.25)

Net (decrease) in net assets resulting from operations	(27.47)	(2.35)

Total Distributions to Members	(13.50)	(28.00)

NET ASSET VALUE, END OF PERIOD	$204.08	$225.61

TOTAL NET ASSET VALUE RETURN (2), (5)	(11.21)%	(0.92)%

RATIOS AND SUPPLEMENTAL DATA (3)
Net Assets, End of Period (000’s)	$60,248	$66,603
Ratios to Average Net Assets: (4)
Gross Expenses	1.86%	1.96%
Net Expenses	1.86%	1.96%
Net Investment (loss)/gain	(1.27)%	0.90%
Portfolio Turnover Rate (5), (6)	3.52%	7.83%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment value return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period, and assumes dividends and distributions, if any, were reinvested. The Company’s units were issued in a private placement and are not traded. Therefore, the market value of total investment return is not presented.
(3)	Income and expense ratios do not reflect the Company’s proportionate share of net investment income/(loss) and expenses, including any performance-based fees, of the Private Investment Funds. The Private Investment Funds expense ratios have been obtained from audited financials for the period ended December 31, 2007 but are unaudited information in these Financial Statements. The Private Investment Funds expense ratios excluding incentive carried interest, incentive carried interest and expenses plus incentive carried interest range from 0.34% to 3.14%, 1.46% to 4.31% and 2.34% to 7.45%, respectively. The Private Investment Funds management fees range from 2.00% to 2.50% on committed capital during the initial investment period and typically decrease over time as the Private Investment Funds seek to exit investments. The Private Investment Funds incentive fees range from 20% to 25% of profit generated by the Private Investment Funds.
(4)	Annualized for a period less than a year.
(5)	Not annualized for a period less than a year.
(6)	Distributions from Private Investment Funds are included in the Portfolio Turnover Rate.

The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC

NOTES TO FINANCIAL STATEMENTS

April 30, 2008

Note 1 — Organization

Excelsior Venture Partners III, LLC (the “Company”) is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or “BDC” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members as soon as is practicable.

As a BDC, the Company must be primarily engaged in the business of furnishing capital and making available managerial assistance to companies that generally do not have ready access to capital through conventional financial channels. The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies and, to a lesser extent, domestic and international private funds, negotiated private investments in public companies and international direct investments that the Investment Adviser (as defined below) believes offer significant long-term capital appreciation potential. Venture capital and private investment companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered.

Note 2 — Significant Accounting Policies

Costs incurred in connection with the initial offering of units totaled $1,468,218. Each member’s pro rata share of these costs was deducted from his, her or its initial capital contribution.

The following is a summary of the Company’s significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. U.S. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The interim financial data as of April 30, 2008 and for the six months ended April 30, 2008 and April 30, 2007 is unaudited; however, in the opinion of the Company, the interim data includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for the interim periods.

A.  Cash and Cash Equivalents:

Cash and cash equivalents consist of deposits with banks. All highly liquid investments are listed separately on the Portfolio of Investments.

B.  Restricted Cash:

Restricted cash, if any, consisted of proceeds from the sales of investments held by counterparties as collateral for certain contingent claims for a specified period of time.

C.  Investment Valuation:

The Company values portfolio securities quarterly and at such other times as, in the Company’s Board of Managers’ (the “Board” or “Board of Managers”) view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied.

Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board of Managers or both under the supervision of the Board of Managers pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less from the date of purchase are valued at amortized cost.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the investee company such as earnings, net worth, reliable private sale prices of the investee company’s securities, the market prices for similar securities of comparable companies, an assessment of the investee company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

The valuation of the Company’s Private Investment Funds is based upon its pro-rata share of the value of the net assets of the Private Investment Fund as determined by such Private Investment Fund, in accordance with its partnership agreement, constitutional or other documents governing such valuation, on the valuation date. If such valuation with respect to the Company’s investments in Private Investment Funds is not available by reason of timing or other event on the valuation date, or is deemed to be unreliable by the Investment Adviser, the Investment Adviser, under supervision of the Board of Managers, shall determine such value based on its judgment of fair value on the appropriate date, less applicable charges, if any.

At April 30, 2008 and October 31, 2007, market quotations were not readily available for the Company’s portfolio of securities valued at $46,157,825 or 76.62% of net assets and $56,267,427 or 77.78% of net assets, respectively. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

D.  Security transactions and investment income:

Private and Public Companies

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on fixed income investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Private Investment Funds

Distributions from a Private Investment Fund are recorded as a return of capital and serve to reduce the cost basis of the Private Investment Fund. Distributions received in excess of the cost basis are recognized as realized gains. Distributions are recorded when they are received from the Private Investment Fund.

E.  Income taxes:

Under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Company will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

The cost of the Private Investment Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of April 30, 2008, the Company has not received information to determine the tax cost of the Private Investment Funds. At December 31, 2007 and December 31, 2006, the Private Investment Funds had a cost basis for tax purposes of $14,367,291 and $12,465,650, respectively. Based on values of the Private Investment Funds as of April 30, 2008, and after adjustment for purchases and sales between December 31, 2007 and April 30, 2008, this results in net unrealized appreciation for tax purposes on the Private Investment Funds of $2,732,655. The cost basis for federal tax purposes of the Company’s other investments at April 30, 2008 is $44,806,754, and those investments had net depreciation on a tax basis at April 30, 2008 of $14,764,747. The cost basis for federal tax purposes of the Company’s other investments at October 31, 2007, was $61,405,464, and those investments had net depreciation on a tax basis at October 31, 2007 of $9,924,379.

F.  Deferred income:

Deferred income represents certain amounts not received by the Company until a subsequent period due to contingencies relating to the sale of an investment. As of April 30, 2008, there was approximately $86,269 of proceeds not released from an escrow account relating to a prior year transaction. These proceeds are subject to certain claims. As such, it is subject to certain risks and is merely an estimate of the potential claim against the escrow account. The end result of the legal matter may result in a claim against the escrow account greater than the current accrual or it may result in a claim amount smaller than the current estimate and those differences can be material.

Note 3 — Investment Advisory Fee, Administration Fee and Related Party Transactions

UST Advisers, Inc. (“USTA” or the “Investment Adviser”), which has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905, is a Delaware corporation and registered investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of, and controlled by, Bank of America Corporation (“Bank of America”), a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255.

Prior to July 1, 2007, the Investment Adviser was an indirect subsidiary of U.S. Trust Corporation (“U.S. Trust Corp.”), a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

Prior to December 16, 2005, U.S. Trust Company, N.A. (“UST-NA”), acting through its registered investment advisory division, U.S. Trust Asset Management Division, served as the investment adviser to the Company (the “former Investment Adviser”) pursuant to an Investment Advisory Agreement (the “Agreement”). Effective December 16, 2005, USTA assumed the duties of UST-NA.

Under the Agreement for the services provided, the Investment Adviser is entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Prior to March 31, 2006 and pursuant to a sub-advisory agreement among the Company, the former Investment Adviser, and United States Trust Company of New York (“U.S. Trust NY”), U.S. Trust NY served as the investment sub-adviser to the Company and received an investment management fee from the former Investment Adviser and Investment Adviser. As of April 30, 2008 and October 31, 2007, $148,923 and $182,802 were payable to the Investment Adviser.

Prior to March 31, 2006, USTA was a wholly-owned subsidiary of UST-NA, and UST-NA and U.S. Trust NY were wholly-owned subsidiaries of U.S. Trust Corp. Effective March 31, 2006, U.S. Trust NY converted into a national bank named United States Trust Company, National Association (“U.S. Trust”) and UST-NA merged into U.S. Trust. U.S Trust was the surviving entity and remained a wholly-owned subsidiary of U.S. Trust Corp. U.S Trust, acting through its registered investment advisory division, U.S. Trust-New York Asset Management Division (the “Investment Sub-Adviser”), was also serving as investment sub-adviser to the Company pursuant to an investment sub-advisory agreement.

On July 1, 2007, U.S. Trust Corp. and its subsidiaries, including USTA, were acquired by Bank of America (the “Sale”). USTA continued to serve as the Investment Adviser to the Company after the Sale pursuant to a new investment advisory agreement with the Company (the “New Advisory Agreement”) that was approved at a special meeting of members of the Company held on March 15, 2007. The New Advisory Agreement is identical in all material respects except for the term and the date of effectiveness to the Agreement. The Investment Sub-Adviser ceased to serve as the investment sub-adviser to the Company after the Sale.

On February 22, 2008, U.S. Trust merged into Bank of America, N.A. (“BANA”), an indirect wholly-owned subsidiary of Bank of America.

On March 11, 2008, the Company’s Board of Managers approved a transfer of USTA’s right and obligations in the New Advisory Agreement between the Company and USTA, dated July 1, 2007, to Bank of America Capital Advisors, LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America, which is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Transfer”). This change is a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corporation in July 2007. The Transfer of the New Advisory Agreement from USTA to BACA did not change (i) the way the Company is managed, including the level of services provided, (ii) the team of investment professionals providing services to the Company, or (iii) the management and incentive fees the Company pays. The Transfer became effective May 29, 2008.

In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the excess, if any, of the Company’s cumulative realized capital gains on Direct Investments, over the sum of (a) cumulative realized capital losses on investments of any type (b) cumulative gross unrealized capital depreciation on investments of any type and (c) cumulative net expenses. Direct Investments means Company investments in domestic and foreign companies in which the equity is closely held by company founders, management, and/or a limited number of institutional investors and negotiated private investments in public companies. As of April 30, 2008 and October 31, 2007, there was no Incentive Carried Interest earned by the Investment Adviser.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PFPC Inc. (“PFPC”), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company’s custodian. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105%

and 0.07%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $36,667 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, served as the Company’s distributor for the offering of units. The former Investment Adviser paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. The Investment Adviser or an affiliate paid the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from the offering.

Each member of the Board of Managers receives $10,000 as an annual retainer and the Chairman of the Board receives an additional $1,000 annual retainer. Also, each member of the Board receives $2,000 per quarterly meeting attended. In addition, each Board member receives $500 per quarterly telephonic meeting and $500 for any other telephonic special meeting. For each audit committee meeting attended, Board members receive $1,500, while the Chairman of the Audit Committee receives an additional $1,000 retainer. Each member of the Board is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Company, receives any compensation from the Company.

As of April 30, 2008 and October 31, 2007, Excelsior Venture Investors III, LLC had an investment in the Company of $38,247,126 and $45,925,203, respectively. This represents an ownership interest of 63.48% in the Company as of both dates.

Note 4 — Purchases and Sales of Securities

Excluding short-term investments, the Company’s purchases and proceeds from sales of securities for the six months ended April 30, 2008 and April 30, 2007 were as follows:

Six Months Ended April 30	Purchases ($)	Proceeds ($)
2008	1,905,199	4,760,914
2007	4,508,490	14,577,254

Note 5 — Commitments

As of April 30, 2008, the Company had unfunded investment commitments to Private Investment Funds totaling $4,875,859. The Company also had commitments from its investors of $148.8 million, of which $2.7 million remains uncalled.

Private Investment Funds	Commitment	Unfunded Commitment
Advanced Technology Ventures VII, L.P.	$2,700,000	$256,500
Burrill Life Sciences Capital Fund	3,000,000	873,702
CHL Medical Partners II, L.P.	2,000,000	99,960
CMEA Ventures VI, L.P.	3,000,000	1,080,000
Morgenthaler Partners VII, L.P.	3,000,000	300,000
Prospect Venture Partners II, L.P.	3,000,000	435,000
Sevin Rosen Fund IX, L.P.	3,000,000	960,000
Tallwood II, L.P.	3,000,000	300,000
Valhalla Partners, L.P.	3,000,000	570,697

Total	$25,700,000	$4,875,859

Note 6 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the six months ended April 30, 2008 and October 31, 2007. Transactions with companies, which are or were affiliates, were as follows:

				For Six Months Ended April 30, 2008 (Unaudited)
Name of Investment	Shares/Principal Amount Held at October 31, 2007	October 31, 2007 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Interest Received	Realized Gain/(Loss)	Shares/Principal Amount Held at April 30, 2008	April 30, 2008 Fair Value (Note 1)
Controlled Affiliates
Pilot Software Inc., Series A Preferred	—	—	—	—	—	172,540	—	—

Total Controlled Affiliates		$—	$—	$—	$—	$172,540		$—

Non-Controlled Affiliates
Ethertronics, Inc., Series B Preferred	4,433,333	6,650,000	—	—	—	—	4,433,333	6,650,000
Ethertronics, Inc., Series C Warrants	271,247	—	—	—	—	—	271,247	—
Ethertronics, Inc., Series C Preferred	1,697,957	2,546,937	—	—	—	—	1,697,957	2,546,936
LogicLibrary, Inc., Series A Preferred	8,751,782	4,001,492	84,507	—	1,758	—	8,940,298	—
LogicLibrary, Inc., Series A-1 Preferred	3,080,464	1,408,450	—	—	—	—	3,080,464	—
MIDAS Vision Systems, Inc., Series A-1 Preferred	933,593	—	—	—	—	(1,054,960)	—	—
MIDAS Vision Systems, Inc., Common Stock	157,396	—	—	—	—	(4,000,000)	—	—
NanoOpto Corp., Bridge Note	237,321	160,000	—	93,384	—	(143,937)	—	—
OpVista, Inc., Series AA Preferred	5,683,906	6,236,892	(4,067,801)	—	—	—	1,088,532	551,817
OpVista, Inc., Common Stock	1,079,541	1,184,567	4,465,175	—	—	—	6,025,312	—
OpVista, Inc., Series BB Convertible Preferred	433,399	491,800	(397,374)	—	—	—	83,001	44,075
OpVista, Inc., Series CC Convertible Preferred	—	—	683,075	—	—	—	3,418,748	1,025,624
OpVista, Inc., Bridge Note	675,989	1,351,978	(683,075)	—	7,761	—	—	—
OpVista, Inc., Series CC Warrants	675,313	—	—	—	—	—	675,313	675
Tensys Medical, Inc., Series C Preferred	4,166,667	534,026	—	—	—	—	4,166,667	—
Tensys Medical, Inc., Series D Preferred	1,187,500	152,197	—	—	—	—	1,187,500	—
Tensys Medical, Inc., Series E Preferred	96,629	347,865	266,669	—	—	—	318,845	—

Total Non-Controlled Affiliates		$25,066,204	$351,176	$93,384	$9,518	$(5,198,897)		$10,819,127

Total Non-Controlled and Controlled Affiliates		$25,066,204	$351,176	$93,384	$9,518	$(5,026,357)		$10,819,127

				For the Year Ended October 31, 2007 (Audited)
Name of Investment	Shares/Principal Amount Held at October 31, 2006	October 31, 2006 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Interest Received	Realized Gain/(Loss)	Shares/Principal Amount Held at October 31, 2007	October 31, 2007 Fair Value (Note 1)
Controlled Affiliates
Pilot Software Inc., Series A Preferred	46,362,656	$8,110,096	$—	$9,942,786	$—	$1,573,881	$—	$—
Pilot Software Inc., Bridge Note, 9%	1,404,600	1,404,600	—	2,864,704	36,712	1,403,907	—	—
Cydelity Inc., Series A Preferred	19,995,000	—	—	—	—	(3,999,000)	—	—
Cydelity Inc., Series A-1 Preferred	19,702,277	3,940,456	—	—	—	(3,940,455)	—	—
Cydelity Inc., Series A-2 Preferred	25,535,051	2,500,009	—	1,001,681	—	(1,498,327)	—	—
Cydelity Inc., Common Stock	1,000,000	—	—	—	—	(1,000)	—	—

Total Controlled Affiliates		$15,955,161	$—	$13,809,171	$36,712	$(6,460,994)		$—

Non-Controlled Affiliates
Chips & Systems, Inc., Series A Preferred	7,000,000	—	—	—	—	(3,500,000)	—	—
Chips & Systems, Inc. Bridge Note	1,441,133	—	—	—	—	(1,441,133)	—	—
Ethertronics, Inc., Series B Preferred	4,433,333	6,650,000	—	—	—	—	4,433,333	6,650,000
Ethertronics, Inc., Series B Warrants	281,667	—	—	—	—	—	—	—
Ethertronics, Inc., Series C Warrants	214,073	—	—	—	—	—	271,247	—
Ethertronics, Inc., Series C Preferred	1,316,793	1,975,190	571,746	—	—	—	1,697,957	2,546,937
Genoptix, Inc., Series 1-A Preferred	942,481	950,822	(950,822)	—	—	—	—	—
Genoptix, Inc., Series 1-B Preferred	1,403,696	950,822	(950,822)	—	—	—	—	—
Genoptix, Inc., Common Stock	46,860	—	—	—	—	—	—	—
Genoptix, Inc., Series 1-C Preferred	620,580	554,178	(554,178)	—	—	—	—	—
Genoptix, Inc., Series 1-D Preferred	728,413	461,815	(461,815)	—	—	—	—	—
LightConnect, Inc., Series C Preferred	—	—	—	—	—	168,484	—	—
LogicLibrary, Inc., Series A Preferred	7,762,821	3,549,296	452,196	—	—	—	8,751,782	4,001,492
LogicLibrary, Inc., Series A-1 Preferred	3,080,464	1,408,450	—	—	—	—	3,080,464	1,408,450
MIDAS Vision Systems, Inc., Series A-1 Preferred	933,593	—	—	—	—	—	933,593	—
MIDAS Vision Systems, Inc., Common Stock	157,396	—	—	—	—	—	157,396	—
NanoOpto Corp., Series A-1 Preferred	956,234	840,912	—	—	—	(2,231,212)	—	—
NanoOpto Corp., Series B Preferred	3,023,399	1,286,155	—	—	—	(1,286,154)	—	—

				For the Year Ended October 31, 2007 (Audited)
Name of Investment	Shares/Principal Amount Held at October 31, 2006	October 31, 2006 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Interest Received	Realized Gain/(Loss)	Shares/Principal Amount Held at October 31, 2007	October 31, 2007 Fair Value (Note 1)
NanoOpto Corp., Series C Preferred	1,682,470	$733,389	$—	$—	$—	$(733,389)	—	$—
NanoOpto Corp., Series C Warrants	229,410	—	—	—	—	—	—	—
NanoOpto Corp., Series D Preferred	1,234,263	382,622	—	—	—	(382,622)	—	—
NanoOpto Corp., Bridge Note	—	—	237,321	—	—	—	237,321	160,000
OpVista, Inc., Series AA Preferred	5,089,790	5,367,967	526,227	—	—	—	5,683,906	6,236,892
OpVista, Inc., Common Stock	1,079,541	1,138,542	—	—	—	—	1,079,541	1,184,567
OpVista, Inc., Series BB Convertible Preferred	—	—	491,800	—	—	—	433,399	491,800
OpVista, Inc., Bridge Note	—	—	675,989	—	—	—	675,989	1,351,978
OpVista, Inc., Series CC Warrants	—	—	—	—	—	—	675,313	—
Silverback Systems, Inc., Common	40,026	—	—	—	—	(4,759,081)	—	—
Silverback Systems, Inc., Series B	559,993	1,600,000	—	749,976	—	(750,805)	—	—
Silverback Systems, Inc., Series A-2 Preferred	772,503	—	—	—	—	(2,070,310)	—	—
Tensys Medical, Inc., Series C Preferred	4,166,667	1,887,160	—	—	—	—	4,166,667	534,026
Tensys Medical, Inc., Series D Preferred	1,187,500	537,840	—	—	—	—	1,187,500	152,197
Tensys Medical, Inc., Series E Preferred	—	—	—	115,954	—	—	96,629	347,865
Tensys Medical, Inc., Bridge Note	52,017	52,017	59,039	(115,954)	4,898	—	—	—

Total Non-Controlled Affiliates		$30,327,177	$96,681	$749,976	$4,898	$(16,986,222)		$25,066,204

Total Non -Controlled and Controlled Affiliates		$46,282,338	$96,681	$14,559,147	$41,610	$(23,447,216)		$25,066,204

Note 7 — Pending Litigation

The former Investment Adviser, certain of its affiliates, including U.S. Trust, and others were named in four shareholder class action lawsuits and two derivative actions which allege that the former Investment Adviser, certain of its affiliates and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the former Investment Adviser. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class action and derivative lawsuits. Several affiliates of the former Investment Adviser and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, BANA believes that the likelihood is remote that the pending litigation will materially affect the Investment Adviser’s ability to provide investment management services to the Company. Neither the Investment Adviser nor the Company is a party to the lawsuits described above.

Note 8 — Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 9 — New Accounting Pronouncement

Effective November 1, 2007, the Company adopted the Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company’s financial statements. There are neither tax liabilities nor deferred tax assets relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. The statute of limitations on the Company’s U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statute of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

FASB issued Statement No. 157 in September 2006, “Fair Value Measurements,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”) and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

FASB issued Statement No. 159 (“SFAS 159”) in February 2007, “The Fair Value Option for Financial Assets and Financial Liabilities,” which is effective for Financial Statements issued for fiscal year beginning after November 15, 2007. SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value, with changes in fair value recognized in earnings. The Company is reviewing the statement and its impact on the financial statements.

Note 10 — Subsequent Events

The Transfer of the New Advisory Agreement became effective on May 29, 2008.

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Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to members filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of managers since the Registrant last submitted a response to this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Venture Investors III, LLC

By (Signature and Title)*	/s/ David R. Bailin
David R. Bailin, Co-Principal Executive Officer

Date	July 7, 2008

By (Signature and Title)*	/s/ Raghav V. Nandagopal
Raghav V. Nandagopal, Co-Principal Executive Officer

Date	July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Bailin
David R. Bailin, Co-Principal Executive Officer

Date	July 7, 2008

By (Signature and Title)*	/s/ Raghav V. Nandagopal
Raghav V. Nandagopal, Co-Principal Executive Officer

Date	July 7, 2008

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date	July 7, 2008

*	Print the name and title of each signing officer under his or her signature.